Contributed Equity	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Contributed Equity
NOTE 20. CONTRIBUTED EQUITY

	Note		Consolidated
			June 30, 2023 A$	June 30, 2022 A$
Fully paid ordinary shares	20	(a)	436,610,249	357,745,803
Options over ordinary shares – listed			9,661,954	9,661,954

			446,272,203	367,407,757

In November 2019, the shareholders approved a 10 to 1 share consolidation during the 2019 Annual General Meeting. Refer to notes 15 and 16 for impact of the 10 to 1 share consolidation to US warrants and convertible notes, respectively.
(a) Ordinary Shares

			June 30, 2023		June 30, 2022
	Note		No.	A$	No.	A$
At the beginning of reporting period			866,239,815	357,745,803	748,152,935	303,760,351
Shares issued during the year	20	(b)	308,010,583	80,082,752	102,769,866	53,440,330
Transaction costs relating to share issues			—	(4,145,006)	—	(2,386,919)
Exercise of performance rights (shares issued during the year)	20	(b)	6,908,380	1,881,688	3,200,000	872,250
Conversion of Convertible Notes (shares issued during the period)	20	(b)	6,147,431	1,045,012	12,117,014	2,059,791

At reporting date			1,187,306,209	436,610,249	866,239,815	357,745,803

(b) Shares issued

		Issue Price	Total
2023 Details	Number	A$	A$
Share issued under Retail Entitlement Offer	47,145,743	0.26	12,257,894
Shares issued under Institutional Placement	260,864,840	0.26	67,824,858
Performance rights exercised (transfer from share-based payment reserve)	6,908,380	0.27	1,881,688
Convertible Notes exercised	6,147,431	0.17	1,045,012

	321,066,394		83,009,452

		Issue Price	Total
2022 Details	Number	A$	A$
Shares issued under Securities Purchase Plan	13,799,149	0.52	7,175,557
Share placement July 2021	88,970,717	0.52	46,264,773
Performance rights exercised (transfer from share-based payment reserve)	3,200,000	0.27	872,250
Convertible Notes exercised	12,117,014	0.17	2,059,791

	118,086,880		56,372,371

*	All number of shares have been adjusted for the 10 to 1 share consolidation.
Ordinary shares
Ordinary shares
entitle
the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held.
The fully paid ordinary shares have no par value and the company does not have a limited amount of authorized capital.
On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.
Options
Information relating to the Company’s Global Employee Share Option Plan, including details of options issued, exercised and lapsed during the year and options outstanding at the end of the reporting period, is set out in note 32.
Unlisted Options

Expiration Date	Exercise Price	Number
August 4, 2025	$0.248	847,600

Total		847,600

*
1 American Depository Shares (ADS) listed on NASDAQ equals 10 ordinary shares listed on ASX thus the number of warrants on issue have been grossed up and their exercise prices have been adjusted accordingly in the above table to be comparable.

Share
buy-back
There is no current
on-market
share
buy-back.
Capital risk management
The consolidated entity’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that they can continue to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the consolidated entity may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.
The consolidated entity would look to raise capital when an opportunity to invest in a business or company was seen as value adding relative to the current parent entity’s share price at the time of the investment. The consolidated entity is not actively pursuing additional investments in the short term as it continues to integrate and grow its existing businesses in order to maximize synergies.